Employee Benefit Plans (The Weighted-Average Assumptions Used To Determine Net Periodic Benefit Costs) (Details)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Employee Benefit Plans [Abstract]
Discount rate	1.80%	2.10%	2.20%
Rate of increase in compensation levels	2.80%	2.50%	2.50%
Expected long-term rate of return on plan assets	2.60%	2.60%	2.60%